Leases - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Lease cost	$ 1.1
Rent expense under operating leases		$ 1.1	$ 4.4	$ 4.3	$ 4.1